Summary of Principal Accounting Policies (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 27, 2012	Dec. 31, 2016	Dec. 31, 2015
Summary of Principal Accounting Policies [Line Items]
Date of partnership formation	Mar. 27, 2012
Number of reportable segments		2
Restricted cash		$ 5	$ 9
Threshold Relocation Cost of Assets as Percentage of Fair Value to be Classified as Real Estate		10.00%
Goodwill, Impairment Loss		$ 130	$ 0